Leases (Details) - Schedule of operating leases related to assets and liabilities - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of operating leases related to assets and liabilities [Abstract]
Operating lease assets	$ 261,985	$ 239,489
Operating lease liabilities:
Current operating lease liabilities	308,213	283,104
Total operating lease liabilities	$ 308,213	$ 283,104